Share-Based Payment Arrangements	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment Arrangements
17.
SHARE-BASED PAYMENT ARRANGEMENTS

Employee Share Option Plan

2014 Plan

Under the Company’s 2014 employee share option plan (the “2014 Plan”), qualified employees of the Company and its subsidiaries were granted 6,670,356 options (representing 13,340,712 ordinary shares, an equivalent of 533,629 ADSs) from July 2010 to July 2016. The vesting period was four years. If the options remain unexercised after a period of ten years from the date of grant, the options expire. Options are forfeited if the employee leaves the Company before the options vest. Options pursuant to the 2014 plan are all vested in full or forfeited as of June 30, 2023.

Information on employee share options granted from the 2014 Plan is as follows. Each option entitled the holder to subscribe for two ordinary shares of the Company. Below information is presented in the form of equivalent ADS (one ADS represents 25 ordinary shares):

	For the six months ended June 30
	2022		2023
	Number of Equivalent ADSs	Weighted- average Exercise Price	Number of Equivalent ADSs	Weighted- average Exercise Price
Balance at January 1	487,829	$17.88	371,569	$22.00
Equivalent ADSs expired	(116,260)	$17.08	(48,800)	$17.08
Balance at June 30	371,569	$22.00	322,769	$22.74
Equivalent ADSs exercisable, end of period	371,569	$22.00	322,769	$22.74

2017 Plan

Under the Company’s 2017 employee share option plan (the “2017 Plan”), qualified employees of the Company and its subsidiaries were granted 825,833 options (representing 825,833 ordinary shares, an equivalent of 33,033 ADSs) in September 2017. The vesting period was two years. If the options remain unexercised after a period of ten years from the date of grant, the options expire. Options are forfeited if the employee leaves the Company before the options vest. Options granted pursuant to the 2017 Plan are all either vested in full or forfeited as of June 30, 2023.

Information on employee share options granted from the 2017 Plan is as follows. Each option entitled the holder to subscribe for one ordinary share of the Company. Below information is presented in the form of equivalent ADS (one ADS represents 25 ordinary shares):

	For the six months ended June 30
	2022		2023
	Number of Equivalent ADSs	Weighted- average Exercise Price	Number of Equivalent ADSs	Weighted- average Exercise Price
Balance at January 1	20,048	$31.90	20,048	$31.90
Equivalent ADSs forfeited	—	—	(333)	31.90
Balance at June 30	20,048	$31.90	19,715	$31.90
Equivalent ADSs exercisable, end of period	20,048	$31.90	19,715	$31.90

2020 Equity Incentive Plan

On December 10, 2020, the Board of Directors (the “Board”) of the Company approved the Company’s 2020 Equity Incentive Plan (the “2020 EIP”). The 2020 EIP, among other things, provides for the grant of restricted stock awards, stock options and other equity-based awards to employees, officers, directors and consultants. The vesting period is up to four years, unless it is determined that a different vesting schedule shall apply, in the discretion of the Administrator. If the options remain unexercised after a period of ten years from the date of grant, the options expire. Options are forfeited if the employee leaves the Company before the options vest.

Each option entitles the holder to subscribe for one ADS of the Company. The options granted are valid for 10 years. No performance conditions were attached to the plan. No more than 62,030,922 ordinary shares (an equivalent of 2,481,237 ADSs) may be issued under the 2020 EIP upon the exercise of options. In addition, the number of ordinary shares reserved for issuance under the 2020 EIP will automatically increase on January 1 of each year, commencing on January 1, 2022, and ending on (and including) January 1, 2030, in an amount equal to 4% of the total number of ordinary shares outstanding on December 31 of the preceding calendar year. The Board may determine prior to January 1 of a given year that there will be no increase for such year or that the increase for such year will be a lesser number of ordinary shares.

In connection with the approval of the 2020 EIP, the maximum number of ordinary shares that may be issued under the 2020 EIP was originally 20,676,974 ordinary shares (an equivalent of 827,079 ADSs). The Board determined that there would be no increase as from January 1, 2021. As from January 1, 2022 and January 1, 2023, there was an options increase of 13,948,935 ordinary shares (an equivalent of 557,958 ADSs), which represents 4% of the total outstanding ordinary shares as of December 31, 2021. As from January 1, 2023, there was an options increase of 13,948,935 ordinary shares (an equivalent of 557,958 ADSs), which represents 4% of the total outstanding ordinary shares as of December 31, 2022.

On December 15, 2020, 764,812 ADSs were granted under the Company’s 2020 EIP. During the year ended December 31, 2021, 56,400 ADSs were granted under the Company’s 2020 EIP, respectively. On January 1, 2022, and on July 1, 2022, 355,030 ADSs and 143,600 ADSs were granted, respectively. On January 1, 2023, and on May 1, 2023, 407,226 ADSs and 370,000 ADSs were granted, respectively.

If an award under the 2020 EIP, expires, lapses or is terminated, exchanged for cash, surrendered, repurchased, cancelled without having been fully exercised, forfeited or is withheld to satisfy a tax withholding obligation in connection with an award or to satisfy a purchase or exercise price of an award, any unused shares subject to the award will, as applicable, become or again be available for new grants under the 2020 EIP. Awards granted under the 2020 EIP in substitution for any options or other equity or equity-based awards granted by an entity before the entity’s merger or consolidation with the Company or the Company’s acquisition of the entity’s property or stock will not reduce the number of ordinary shares available for grant under the 2020 EIP, but will count against the maximum number of ordinary shares that may be issued upon the exercise of incentive stock options. References in this summary to ordinary shares include an equivalent number of the Company’s ADSs.

In July 2022, the Remuneration Committee of the Board noted that the exercise price of options previously granted to certain officers and employees of the Company significantly exceeded the current fair market value of the underlying ADS (the “Underwater Options”). In accordance with its powers authorized under the 2020 EIP, the Remuneration Committee therefore resolved to lower the per ADS exercise price of the Underwater Options, believing this to be in the best interests of the Company and its shareholders to motivate and restore incentives for the holders of the Underwater Options. It thus resolved to amend each Underwater Option to reduce the exercise price of each to $2.60 per ADS for the 2020 EIP, being the Fair Market Value of the Company’s ADSs effective on the closest trading day to the date of the resolution. The incremental fair value of $279,636 will be recognized as an expense over the period from the modification date to the end of vesting period. The expense for the original option grant will be recognized as if the terms had not been modified. The fair value of the modified options was determined using the same models and principles as described above.

Information on employee share options granted under the 2020 EIP is as follows. Each option entitles the holder to subscribe for one ADS of the Company:

	For the six months ended June 30
	2022		2023
	Number of Equivalent ADSs	Weighted- average Exercise Price	Number of Equivalent ADSs	Weighted- average Exercise Price
Balance at January 1	804,313	$10.30	1,154,072	$2.59
Equivalent ADSs granted	355,030	$5.60	777,226	$2.92
Equivalent ADSs forfeited	(148,875)	$10.30	—	$—
Balance at June 30	1,010,468	$8.65	1,931,298	$2.72
Equivalent ADS exercisable, end of period	241,205	$8.65	673,880	$2.59

Information on outstanding options as of June 30, 2023 is as follows:

	July 2014	July 2015	July 2016	July 2017	December 2020	January - July 2021	January 2022	July 2022	January 2023	May 2023
Range of ADS Exercise Price	$6.80	$6.80-$9.40	$11.30	$6.40	$2.60	$2.60	$2.60	$2.50	$1.80	$4.15
Weighted-average Remaining Contractual Life (Years)	1.0	2.0	3.0	4.24	7.46	7.71	8.51	9.01	9.52	9.84

	July 2014	July 2015	July 2016	July 2017	December 2020	January - July 2021	January 2022	July 2022	January 2023	May 2023
Grant-date ADS share price	$6.80	$9.40	$11.30	$6.40	$11.10	$11.75	$5.60	$2.50	$1.80	$4.15
ADS Exercise price	$6.80	$6.80-$9.40	$11.30	$6.40	$2.60	$2.60	$2.60	$2.50	$1.80	$4.15
Expected volatility	50.86%	36.37%	39.34%	38.33%	66.25%	118.1%	122.1%	118.2%	133.5%	130.5%
Expected life (years)	10	10	10	10	5.25-7	5.25-7	5.25-7	5.25-7	5.5-7	5.5-7
Risk-free interest rate	2.58%	2.43%	1.46%	1.10%	3.06%	3.06%	3.06%	2.91%	3.92%	3.58%

Expected volatility was based on the average annualized historical share price volatility of comparable companies before the grant date.

Compensation costs recognized for the six months ended June 30, 2022, and June 30, 2023, were $1,336,637 and $1,212,832, respectively.

Long Term Incentive Plan

The Company maintains the Senior Management Team (SMT) Long Term Incentive Plans (LTIP), pursuant to which bonus entitlement unit awards were granted in 2017, 2018, and 2019. On August 23, 2017, and February 1, 2018, the Company granted 1,462,000 and 104,000 ordinary shares (equivalent to 58,480 ADSs and 4,160 ADSs) bonus entitlement units to the Company’s executive officers pursuant to the 2017 LTIP, respectively. On July 30, 2018, the Company granted 48,228 ADSs bonus entitlement units to the executive officers pursuant to the 2018 LTIP, and on July 30, 2019, the Company granted 98,204 ADSs bonus entitlement units to the executive officers pursuant to the 2019 LTIP.

Upon vesting and redemption, each unit award is converted into a cash payment equal to the number of units multiplied by the per-share fair market value of the Company’s ordinary shares on the day following the Company’s receipt of a redemption notice. The bonus entitlement unit awards granted pursuant to the 2017 LTIP, the 2018 LTIP and the 2019 LTIP are all either vested in full or forfeited as of June 30, 2023.

Up to date, total 56,700 ADSs bonus entitlement units have been forfeited and total 42,123 ADSs bonus entitlement units have been redeemed as of June 30, 2023. As of June 30, 2023, the balance of ADSs bonus entitlement units under LTIP schemes were 110,249 and the quoted fair value on the reporting date is based on the closing price per ADS $3.65.

The LTIPs qualify as cash-settled share-based payment transactions. The Company recognizes the liabilities in respect of its obligations under the LTIPs, which are measured based on the Company’s quoted market price of its ADSs at the reporting date, and takes into account the extent to which the services have been rendered to date.

The Company recognized a total benefit of $380,964 and a total expense of $244,360 in respect of the LTIPs for the six months ended June 30, 2022, and 2023, respectively. As of December 31, 2022, and June 30, 2023, the Company recognized compensation liabilities of $234,448 and $478,808 as current (classified as other payables), respectively.

The Company’s LTIP is described as follows:

	For the six months ended June 30
	Number of ADSs
	2022	2023
Balance at January 1	144,146	144,146
Awards exercised	—	(20,000)
Awards elapsed	—	(13,897)
Balance at June 30	144,146	110,249
Balance exercisable, end of period	118,349	110,249